Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2023
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable

Note	29 | Salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.23	12.31.22
Non-current
Seniority-based bonus	2,449	2,402

Current
Salaries payable and provisions	23,375	25,719
Social security payable	2,988	3,276
Early retirements payable	273	89
Total current	26,636	29,084

The value of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.23	12.31.22	12.31.21
Salaries	79,746	73,390	68,305
Social security taxes	31,012	28,541	26,563
Total salaries and social security taxes	110,758	101,931	94,868

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2023 and 2022, amount to $ 438.8 and $ 45.2, respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain number of years of service. As of December 31, 2023 and 2022, the related liabilities amount to $ 2,329.6 and $ 2,278.3, respectively.

As of December 31, 2023 and 2022, the number of employees amounts to 4,635 and 4,658, respectively.